Convertible Debentures - Summary of 2019 Convertible Debentures (Detail) - 2019 Convertible debentures liability [Member] - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Reconciliation Of Notes And Debentures Issued [Line Items]
Carrying amount of liability component	$ 22,922,383	$ 22,185,170	$ 19,534,988
Less: interest payable (Note 11)	(195,479)	(195,479)	(232,484)
Convertible Debentures [Member]
Disclosure Of Reconciliation Of Notes And Debentures Issued [Line Items]
Opening balance	22,380,649	19,767,472	17,753,016
Conversion of debentures into common shares			(50,000)
Interest paid	(586,438)	(2,345,750)	(2,345,750)
Accreted interest at effective interest rate	1,323,651	4,958,927	4,410,206
Carrying amount of liability component	$ 23,117,862	$ 22,380,649	$ 19,767,472